Short-Term Loans (Tables)	12 Months Ended
Jun. 30, 2025
Short-Term Loans [Abstract]
Schedule of Short-Term Loans	The bank loans consisted of the following:
	As of June 30,
	2025	2024
Loans from financial institutions	$389,741	$701,577